Events After the Balance Sheet Date - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Description of nature of Non adjusting event after reporting period	Since the balance sheet date there has been a global pandemic arising from an outbreak of respiratory illness known as COVID-19. This is causing disruption to financial markets and business activity in the UK. While it is too early to accurately estimate the financial and business impact of the COVID-19 outbreak, we expect a negative impact on our 2020 financial results.